AST COHEN & STEERS GLOBAL REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks
Australia — 3.9%
Charter Hall Group, REIT	147,498	$1,795,325
Goodman Group, REIT	29,550	456,622
Mirvac Group, REIT	960,194	2,050,822
		4,302,769
Belgium — 1.0%
Aedifica SA, REIT	6,511	817,052
VGP NV	1,293	298,811
		1,115,863
Canada — 0.6%
RioCan Real Estate Investment Trust, REIT	39,362	672,504
China — 0.3%
GDS Holdings Ltd., ADR*(a)	4,899	277,332
France — 2.6%
ARGAN SA, REIT	3,207	398,130
ICADE, REIT	6,778	531,747
Klepierre SA, REIT*	56,281	1,261,098
Unibail-Rodamco-Westfield, REIT*	8,124	596,446
		2,787,421
Germany — 5.2%
alstria office REIT-AG, REIT	26,434	480,757
Instone Real Estate Group SE, 144A	23,402	668,045
LEG Immobilien SE	6,947	980,869
Sirius Real Estate Ltd.	162,443	285,749
VIB Vermoegen AG	4,427	190,406
Vonovia SE	50,117	3,010,932
		5,616,758
Hong Kong — 4.1%
CK Asset Holdings Ltd.	201,097	1,159,389
Link REIT, REIT	129,543	1,109,098
Sun Hung Kai Properties Ltd.	108,606	1,352,736
Wharf Real Estate Investment Co. Ltd.	165,701	851,281
		4,472,504
Japan — 10.6%
Activia Properties, Inc., REIT	201	824,708
GLP J-REIT, REIT	520	854,597
Invincible Investment Corp., REIT	2,006	789,110
Japan Metropolitan Fund Investment Corp., REIT	636	611,631
Mitsubishi Estate Co. Ltd.	60,444	963,552
Mitsui Fudosan Co. Ltd.	103,826	2,467,344
Mitsui Fudosan Logistics Park, Inc., REIT	119	630,884
Nippon Building Fund, Inc., REIT	231	1,503,237
Nomura Real Estate Master Fund, Inc., REIT	38	54,667
Orix JREIT, Inc., REIT	203	353,441
Sumitomo Realty & Development Co. Ltd.	23,300	847,611
Tokyu Fudosan Holdings Corp.	144,070	885,378
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
United Urban Investment Corp., REIT	586	$793,426
		11,579,586
Macau — 0.4%
Sands China Ltd.*	212,409	434,241
Netherlands — 0.4%
CTP NV, 144A	18,703	407,565
Singapore — 4.0%
CapitaLand Integrated Commercial Trust, REIT	606,957	901,411
Capitaland Investment Ltd.*	360,298	902,204
City Developments Ltd.	83,462	422,425
Frasers Logistics & Commercial Trust, REIT	504,200	561,943
Keppel REIT, REIT	956,270	743,745
Parkway Life Real Estate Investment Trust, REIT	247,744	847,001
		4,378,729
Spain — 1.0%
Merlin Properties Socimi SA, REIT	68,895	706,869
Neinor Homes SA, 144A*	27,386	366,286
		1,073,155
Sweden — 2.6%
Castellum AB	37,806	924,706
Catena AB	7,948	429,661
Fabege AB	29,296	442,397
Fastighets AB Balder (Class B Stock)*	10,395	625,576
Wihlborgs Fastigheter AB	20,332	404,265
		2,826,605
United Kingdom — 5.6%
Assura PLC, REIT	999,282	962,489
British Land Co. PLC (The), REIT	159,488	1,058,684
Grainger PLC	131,706	540,329
Safestore Holdings PLC, REIT	52,689	745,349
Segro PLC, REIT	74,303	1,194,234
Tritax Big Box REIT PLC, REIT	341,961	979,295
Workspace Group PLC, REIT	50,895	568,315
		6,048,695
United States — 56.3%
Americold Realty Trust, REIT(a)	49,836	1,447,736
Apartment Income REIT Corp., REIT	29,217	1,426,082
Boyd Gaming Corp.*	12,850	812,891
Caesars Entertainment, Inc.*	5,833	654,929
CyrusOne, Inc., REIT	21,332	1,651,310
Digital Realty Trust, Inc., REIT	17,763	2,565,865
Duke Realty Corp., REIT	50,453	2,415,185
Equinix, Inc., REIT	1,023	808,303
Essex Property Trust, Inc., REIT	9,810	3,136,650
Extra Space Storage, Inc., REIT	13,820	2,321,622
Healthcare Trust of America, Inc. (Class A Stock), REIT(a)	31,729	941,082
Healthpeak Properties, Inc., REIT	100,834	3,375,922
Highwoods Properties, Inc., REIT	25,010	1,096,939
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AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Host Hotels & Resorts, Inc., REIT*	126,763	$2,070,040
Invitation Homes, Inc., REIT	41,725	1,599,319
Jones Lang LaSalle, Inc.*	6,446	1,599,188
Kimco Realty Corp., REIT	72,995	1,514,646
Medical Properties Trust, Inc., REIT	24,311	487,922
Park Hotels & Resorts, Inc., REIT*	27,303	522,580
Prologis, Inc., REIT	37,810	4,742,508
Public Storage, REIT	16,959	5,038,519
Simon Property Group, Inc., REIT	33,695	4,379,339
Sun Communities, Inc., REIT	10,632	1,967,983
UDR, Inc., REIT(a)	76,494	4,052,652
Ventas, Inc., REIT	53,091	2,931,154
VEREIT, Inc., REIT	62,183	2,812,537
VICI Properties, Inc., REIT(a)	39,155	1,112,394
Welltower, Inc., REIT	34,851	2,871,722
Weyerhaeuser Co., REIT	26,365	937,803
		61,294,822

Total Long-Term Investments (cost $95,203,489)		107,288,549
Short-Term Investments — 7.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	429,507	429,507
PGIM Institutional Money Market Fund (cost $7,732,737; includes $7,732,247 of cash collateral for securities on loan)(b)(wa)	7,737,380	7,732,737

Total Short-Term Investments (cost $8,162,244)		8,162,244

TOTAL INVESTMENTS—106.1% (cost $103,365,733)		115,450,793

Liabilities in excess of other assets — (6.1)%		(6,616,749)

Net Assets — 100.0%		$108,834,044

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,498,855; cash collateral of $7,732,247 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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